Segment and Geographical Information (Tables)	6 Months Ended
Jun. 30, 2014
Segment and Geographical Information [Abstract]
Summary of Operating Results by Segment
		Airport
		Security
		and Other
		Aviation
	Corporate	Services	Technology	Total
Six months ended June 30, 2014:
Revenue	$-	$82,610	$396	$83,006
Depreciation and amortization	-	381	50	431
Loss (Profit) from continuing operations	1,325	(561)	1,745	2,509
Total assets	584	32,229	259	33,072

Six months ended June 30, 2013:
Revenue	$-	$56,036	$342	$56,378
Depreciation and amortization	1	326	41	368
Loss from continuing operations	705	1,472	1,594	3,771
Total assets	384	24,070	541	24,995

Schedule of Revenues by Geographic Area
	Six months ended June 30,
	2014	2013
Netherlands	$34,285	$26,172
Germany	21,883	3,330
United States of America	19,555	19,494
Other	7,284	7,382
Total	$83,006	$56,378

Schedule of Property and Equipment by Geographic Area
	June 30,
	2014	2013
Netherlands	$532	$616
Germany	239	27
United States of America	433	490
Other	339	413
Total	$1,543	$1,492